UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
 Post-Effective Amendment No. 3                                                X
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X
 Amendment No. 4

Matthew 25 Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
605 Cloverly Avenue  Jenkintown, PA 19046
(Address of Principal Executive Offices)

215-884-4458
(Registrants Telephone Number)

Mark Mulholland      605 Cloverly Avenue  Jenkintown, PA 19046
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)
   [x] immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)
   [ ] on (date) pursuant to paragraph (a) of rule 485

No additional shares are being registered at this time.


























                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestment
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation


Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Major Shareholders
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Adviser
         Adviser
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable





                              MATTHEW 25 FUND, INC.
                               605 Cloverly Avenue
                              Jenkintown, PA 19046
                                  888-M25-FUND
                                  215-884-4458



PROSPECTUS                                                          June 1, 1997


The Fund & Investment Objective
Matthew 25 Fund, Inc. ("the Fund") is an open-end non-diversified management in-vestment company that seeks capital appreciation through investment in the com-mon stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business Economics, Management Quality, Finan-cial Condition and Stock Price of each business. Current income from these in-vestments will be a subordinate consideration.


Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated June 1, 1997 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.















FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Mat-thew 25 Fund will incur. The expenses and fees set forth below are for the 1996 fiscal year.

                        Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None  *

                Annualized Fund Operating Expenses After Fee Waiver:
             Management Fees                                   0.20% **
             12b-1 Fees                                        None
             Other Expenses                                    1.14%
                                 Total Operating Expenses      1.34% **

* Each IRA with account value of $5,000 or more will not be charged IRA Trustee Fees. IRA's with less than $5,000 will be charged $40 annually for IRA Trustee Fees.
** Management Fees of $959 were paid to Valley Forge Management Corp. the prior Investment Adviser. Matthew 25 Management Corp. opted to waive all Management Fees for 1996. If the current adviser had not voluntarily waived its fees Total Operating Expenses would have been 2.00%.


The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirect-ly. It illustrates the expenses paid on a $1,000 investment over various time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $14          $42          $73            $161


                             FINANCIAL HIGHLIGHTS
                                                              For the year ended
                                                              December 31,  1996
                                                              ------------------
Net asset value, beginning of period                          $            5.16
Income from investment operations
   Net investment income (loss)                               $            0.01
   Net gains or (losses) on securities
   both realized and unrealized                               $            0.95
                                                              ------------------
Total from investment operations                              $            6.12
Less distributions
   Dividends (from net investment income)                     $           (0.01)
   Distributions (from capital gains)                         $           (0.00)
                                                              ------------------
Net asset value, end of period                                $            6.11
                                                              ==================
Total return                                                              18.63%

Net assets, end of period                                     $        1,420,910
                                       1
                        FINANCIAL HIGHLIGHTS (CONTINUED)
Ratio of expenses to average net assets                                    1.34%
Ratio of investment income - net to average assets                         0.44%
Portfolio turnover rate                                                    2.52%
Average commission per share                                  $           0.2233


THE FUND
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Penn-sylvania on August 28, 1995. The Fund's registered office is in Jenkintown, PA mail may be addressed as follows:

                             Matthew 25 Fund, Inc.
                             605 Cloverly Avenue
                             Jenkintown, PA 19046.


OBJECTIVES AND POLICIES
Objective: Matthew 25 Fund, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Crite-ria used by the Adviser will be based on the Business Economics, Management Qua-lity, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.


Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular compan-ies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


Security Selection Criteria: Criteria used by the Adviser in recommending pur-chases of securities will be based on the Business Economics, Management Quali-ty, Financial Condition and Security Price of each business.


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.


Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).
                                       2
TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, no more than 30% of the Fund's profits may be derived from sales of se-curities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1996 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.



                                       3
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Matthew 25 Management Corp. is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Mark Mulholland established the company in April 1995 and is the sole owner, director and officer of the Investment Adviser and president of the Fund. He has direct responsibility for day to day manage-ment of the Fund's portfolio registered with the Securities and Exchange Commis-sion. Mark Mulholland has a B.A. in Economics from Lafayette College and became an account executive who started his career with Advest Inc. on February 14, 1983. He moved to Paine Webber Inc. in 1988 where he built his practice to man-age over $80,000,000 in assets for about 800 clients. He had reached a thresh-old where he desired to apply his expertise towards managing a public no-load mutual fund. He approached the management of the Valley Forge Fund, Inc. and solicited their support to this end. He wanted a Fund structured essentially identical to the Valley Forge Fund, Inc. except that he wished to place more em-phasis in the pursuit of long-term capital gains. The Matthew 25 Fund, Inc. was formed by Bernard Klawans, for Mark Mulholland. Mr. Klawans used Valley Forge Fund's Officers, Board of Directors, Investment Adviser, with the intent to have Mr. Mulholland form his own Investment Adviser concern and select his own Board of Directors when he was prepared to leave Paine Webber and operate the Fund. On July 8, 1996 the first meeting of shareholders was held to permit Mark Mulhol-land's Investment Advisory company to begin its duties as Adviser to the Matthew 25 Fund, Inc. and installed a new Board of Directors to oversee operations with the complete cooperation and support of all Valley Forge Fund associated person-nel. Mr. Klawans had received $500 for his past services plus support services through the Fund's first year of operation. The Valley Forge Management Corp. received its contractual management fee and the Valley Forge Fund Directors, with the exception of Mr. Klawans, received $99 for each Matthew 25 Fund, Inc. Directors meeting they attended from either the Matthew 25 Fund or the Matthew 25 Management Corp. There have been no other financial arrangements or benefits including services and / or "soft dollars" since the start of the filing process in January 1996.

This new Advisory Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Direc-tors of the Fund or by vote of the holders of a majority of the outstanding vot-ing securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and re-
                                       4
sponsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Di-rectors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ul-timate decisions as to the investment policy are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Matthew 25 Man-agement Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are pay-able monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the to-tal expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state re-quirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Adviser. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.



OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal oc-cupations during the past five years and their ownership of the Fund are as fol-lows:

                          Principal Occupation       Fund Shares        Percent
Name                Age   Past Five Years            Owned 5/15/97      of class

Steven D. Buck       37   Partner Stevens & Lee          2,160.518         0.00%
 Esq. (Director)          Reading, PA

Dr.Philip J. Cinelli 37   Physician Family Practice      1,508.960         0.00%
 D.O.  (Director)         Bangor, PA

Samuel B. Clement    39   Stockbroker Legg Mason           0               0.00%
 (Director)               Bryn Mawr, PA

Linda Guendelsberger 37   Partner Fishbein & Co P.C.     2,700.286         0.00%
 CPA (Director)           Elkins Park, PA

Ann Mulholland       38   Treasurer Matthew 25 Fund     83,236.465 **     11.84%
 CPA                      Jenkintown, PA

Mark Mulholland*     37   President Matthew 25 Fund     83,236.465 **     11.84%
 (Director)               Stockbroker(Boenning &
                          Scattergood) Jenkintown, PA

Scott A. Satell      35   Partner BPI                    1,983.173         0.00%
 (Director)               Bala Cynwyd, PA
                                       5
* Director of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland will be an interested person insofar as he is President and owner of the Fund's Investment Adviser.

** Mark & Ann Mulholland own 76,876.604 shares Jointly, 1,063.286 in custodial accounts for their children, 301.477 in Ann's IRA, and 4,995.098 in Mark's IRA.


REMUNERATION OF DIRECTORS AND OFFICERS
The Fund did not pay fees to the current directors but intends to pay $400 per director in shares of the Fund in 1997 as long as the Fund's assets exceed $2,500,000.00. The previous Directors had received fees totaling $2,048 in 1996. Mark Mulholland will receive benefit from the investment advisory fees payable to Matthew 25 Management Corp. and therefore will not be eligible to receive di-rectors fees as long as his firm acts as the Investment Adviser.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 1,500,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of com-mon stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.



PURCHASE OF SHARES AND REINVESTMENTS
The offering price of the shares offered by the Fund is at the Net Asset Value per share ( "NAV" ) next determined after receipt of the purchase order by the Fund. The NAV of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. For further explanation on how NAV is computed see de-scription under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.


Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Pennsylvania and therefore restricted to Penn-sylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.
                                       6

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open a Matthew 25 Fund IRA. There is a $40.00 annual trustee fee for IRA's with a balance less than $5,000. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within seven days of their estab-lishment with no penalty.


PRICING OF SHARES
The Net Asset Value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Fund's officers.
                                       7

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions of portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with Rule 17e-1 of the Investment Company Act of 1940, if the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm, he may place orders through his concern at as low commission rates as possible but never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each transaction when a commission is generated at a brokerage firm which is affiliated with the Fund's President or Adviser and determine if the commission paid appears reasonable. In the event that the Board determines that any or all of the commissions paid are higher than what they determine as rea-sonable, then the Board will reduce the fees paid to the Adviser by an amount equal to the commissions deemed unreasonable. This review must be done at least quarterly. The Fund's President may select other brokers who in addition to meeting the primary requirements of execution and price, have furnished statist-ical or other factual information and services, which, in the opinion of manage-ment, are helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstances to determine the value of these services or the amount they might have reduced Adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with the President or Adviser at least semiannually.



MANAGEMENT OF THE FUND
Shareholders will meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by
                                       8
the incumbent Board. The Fund intends to hold Annual Meetings within 90 days of the Fund's Fiscal Year End, December 31st. Actual times and places will be an-nounced. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment re-strictions. The Board appoints officers to run the Fund and selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg. 4). It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore & Dalton has no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.




ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

















                                       9
                  MATTHEW 25 FUND SHARE PURCHASE APPLICATION

A)  Please fill out one of the following four types of accounts:

1) Individual Accounts and IRA's  ****

   _________________  __  ____________________  ______________________  ________
       First Name     MI       Last Name        Social Security Number  Birthday

2) Joint Accounts     ****

   _________________  __  ____________________  ______________________  ________
       First Name     MI       Last Name        Social Security Number  Birthday

   _________________  __  ____________________  ______________________  ________
       First Name     MI       Last Name        Social Security Number  Birthday

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   __________________  __  ___________________  ______________________  ________
   Minor's First Name  MI   Minor's Last Name   Social Security Number  Birthday
                                                       of  Minor
4) All Other Accounts  ****

    ___________________________________________      ___________________________
                   Name of account.                   Tax Identification Number

    ____________________________________________________________________________
                       (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street ___________________________________________________

             City__________________________  St____  Zip________________________


Citizen of_____________  Home Phone_________________  Bus Phone_________________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     MATTHEW 25 FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)


   All applications are accepted in Pennsylvania and under Pennsylvania laws.
                                      10

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.

Signature ___________________________________       Date _______________________










                                      11



       INVESTMENT ADVISER                                 PROSPECTUS
  MATTHEW 25 MANAGEMENT, CORP.                      MATTHEW 25  FUND, INC.
      605 Cloverly Avenue                            605 Cloverly Avenue
     Jenkintown, PA 19046                           Jenkintown, PA 19046
         888-M25-FUND                                   888-M25-FUND
         215-884-4458                                   215-884-4458

                                                         June 1, 1997
      TABLE OF CONTENTS

Fund Expenses .................... 2         The Fund seeks capital appreciation
Condensed Financial Information .. 2         through investment in common stocks
The Fund ......................... 2         & securities  convertible into com-
Objective & Policies                         mon stocks  in the pursuit of capi-
  Objective ...................... 2         tal gains.  Current income from in-
  Investment Policies ............ 2         vestments  is a subordinate  consi-
  Portfolio Turnover Policy ...... 3         deration.
  Nondiversification Policy ...... 3
Tax Status ....................... 3
Investment Restrictions .......... 4
Investment Adviser ............... 4
Officers & Directors of the Fund . 5
Remuneration of Officers/Directors 6
Capitalization
  Description of Common Stock .... 6
  Voting Rights .................. 6
Purchase of Shares - Reinvestment
  Initial Investments ............ 7
  Subsequent Purchases ........... 7
  Reinvestments .................. 7
  Whole Shares ................... 7
Retirement Plans
  IRA ............................ 7
Pricing of Shares ................ 8
Redemption of Shares ............. 8
Brokerage ........................ 8
Management of the Fund ........... 9
Custodian & Transfer Agent ....... 9
Reports to Shareholders .......... 9
Auditors ......................... 9
Litigation ....................... 9
Additional Information ...........10
Share Purchase Application ...... 11
W-9 ............................. 12













                               MATTHEW 25 FUND INC.
                                605 Cloverly Ave.
                               JENKINTOWN, PA 19046
                                   888-M25-FUND
                                   215-884-4458




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                June 1, 1997

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated June 1, 1997. To obtain the Prospectus,
please write the Fund or call either of the telephone numbers  that  are   shown
above.


TABLE OF CONTENTS
The Fund ..........................2
Objectives & Policies .............2
     Objectives ...................2
     Security Selection Criteria ..2
     Portfolio Turnover Policy ....2
     Nondiversification Policy ....2
Tax Status ........................2
Investment Restrictions ...........3
Investment Adviser ................4
Officers and Directors of the Fund.5
Purchase of Shares - Reinvestment .6
        Initial Investments .......6
        Subsequent Purchases ......6
        Reinvestments .............6
        Fractional Shares..........7
Retirement Plans ..................7
        IRA .......................7
Redemption of Shares ..............7
Brokerage .........................8
Auditor's Report ..................9
Statement of Assets & Liabilities.10
Schedule of Investments...........10
Statements of Operations..........11
Statement of Changes in Assets....11
Notes to Financial Statements ....12
Financial Highlights & Ratios.....14











                                       1
THE FUND
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Penn-sylvania on August 28, 1995. The Fund's registered office is in Jenkintown, PA mail may be addressed as follows:

                             Matthew 25 Fund, Inc.
                             605 Cloverly Avenue
                             Jenkintown, PA 19046.

OBJECTIVES AND POLICIES
Objective: Matthew 25 Fund, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Crite-ria used by the Adviser will be based on the Business Economics, Management Qua-lity, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular compan-ies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


Security Selection Criteria:   Criteria used by the Adviser in recommending pur-
chases of securities will be based on the Business Economics, Management Quali-ty, Financial Condition and Security Price of each business.


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Funds total purchases or sales of securi-ties within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substan-tially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.


Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rath-er than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Inter-nal Revenue Code (see next paragraph).


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no
                                       2
more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-ity holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more fre-quently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to feder-al income taxes.

The Fund is required by Federal Law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption's) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that your are not subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The by-laws of the Fund provide the following fundamental investment restric-tions; the Fund may not, except by approval of a majority of outstanding shares; i.e. (A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (B) of more than 50% of the outstanding voting se-curities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio securi-ties.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
                                       3
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Matthew 25 Management Corp. is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Mark Mulholland established the company in April 1995 and is the sole owner, director and officer of the Investment Adviser and president of the Fund. He has direct responsibility for day to day manage-ment of the Fund's portfolio registered with the Securities and Exchange Commis-sion. Mark Mulholland has a B.A. in Economics from Lafayette College and became an account executive who started his career with Advest Inc. on February 14, 1983. He moved to Paine Webber Inc. in 1988 where he built his practice to man-age over $80,000,000 in assets for about 800 clients. He had reached a thresh-old where he desired to apply his expertise towards managing a public no-load mutual fund. He approached the management of the Valley Forge Fund, Inc. and solicited their support to this end. He wanted a Fund structured essentially identical to the Valley Forge Fund, Inc. except that he wished to place more em-phasis in the pursuit of long-term capital gains. The Matthew 25 Fund, Inc. was formed by Bernard Klawans, for Mark Mulholland. Mr. Klawans used Valley Forge Fund's Officers, Board of Directors, Investment Adviser, with the intent to have Mr. Mulholland form his own Investment Adviser concern and select his own Board of Directors when he was prepared to leave Paine Webber and operate the Fund. On July 8, 1996 the first meeting of shareholders was held to permit Mark Mulhol-land's Investment Advisory company to begin its duties as Adviser to the Matthew 25 Fund, Inc. and installed a new Board of Directors to oversee operations with the complete cooperation and support of all Valley Forge Fund associated person-nel. Mr. Klawans had received $500 for his past services plus support services through the Fund's first year of operation. The Valley Forge Management Corp. received its contractual management fee and the Valley Forge Fund Directors, with the exception of Mr. Klawans, received $99 for each Matthew 25 Fund, Inc. Directors meeting they attended from either the Matthew 25 Fund or the Matthew 25 Management Corp. There have been no other financial arrangements or benefits including services and / or "soft dollars" since the start of the filing process in January 1996.

This new Advisory Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Direc-tors of the Fund or by vote of the holders of a majority of the outstanding vot-ing securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and re-sponsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Di-rectors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ul-timate decisions as to the investment policy are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Matthew 25 Man-agement Corp. a fee of 1%
per year on the net assets of the Fund.  All fees are  computed  on the  average
                                       4
daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Adviser. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years and their ownership of the Fund are as follows:

                          Principal Occupation       Fund Shares        Percent
Name                Age   Past Five Years            Owned 5/15/97      of class

Steven D. Buck       37   Partner Stevens & Lee          2,160.518         0.00%
 Esq. (Director)          Reading, PA

Dr.Philip J. Cinelli 37   Physician Family Practice      1,508.960         0.00%
 D.O.  (Director)         Bangor, PA

Samuel B. Clement    39   Stockbroker Legg Mason           0               0.00%
 (Director)               Bryn Mawr, PA

Linda Guendelsberger 37   Partner Fishbein & Co P.C.     2,700.286         0.00%
 CPA (Director)           Elkins Park, PA

Ann Mulholland       38   Treasurer Matthew 25 Fund     83,236.465 **     11.84%
 CPA                      Jenkintown, PA

Mark Mulholland*     37   President Matthew 25 Fund     83,236.465 **     11.84%
 (Director)               Stockbroker(Boenning &
                          Scattergood) Jenkintown, PA

Scott A. Satell      35   Partner BPI                    1,983.173         0.00%
 (Director)               Bala Cynwyd, PA

* Director of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland will be an interested person insofar as he is President and owner of the Fund's Investment Adviser.

** Mark & Ann Mulholland own 76,876.604 shares Jointly, 1,063.286 in custodial accounts for their children, 301.477 in Ann's IRA, and 4,995.098 in Mark's IRA.



                                       5
REMUNERATION OF DIRECTORS AND OFFICERS
The Fund did not pay fees to the current directors but intends to pay $400 per director in shares of the Fund in 1997 as long as the Fund's assets exceed $2,500,000. The previous Directors had received fees totaling $2,048 in 1996. Mark Mulholland will receive benefit from the investment advisory fees payable to Matthew 25 Management Corp. and therefore will not be eligible to receive di-rectors fees as long as his firm acts as the Investment Adviser.


CAPITALIZATION
Description of Common Stock: The authorization capitalization of the Fund con-sists of 1,500,000 shares of common stock of $.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.


Voting Rights: Each holder of common stocks has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of com-mon stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

Major Shareholders: As of May 15, 1997 shareholders of record who own 5% or more of the outstanding shares of the Fund are as follows:

Name                    Address                             Percentage ownership
W. J. Moran III         Collegeville, Pennsylvania                        12.14%
M. & A. Mulholland      Jenkintown, Pennsylvania                          11.84%
R. Neff                 Radnor, Pennsylvania                              33.36%
A. Oliner               Philadelphia, Pennsylvania                         6.16%
R. Rendon               Abington, Pennsylvania                             5.26%
P. Sierzant             Newtown Square, Pennsylvania                       5.32%


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.


Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Pennsylvania and therefore restricted to Penn-sylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.


Subsequent Purchases:   Subsequent purchases may be made by mail or by phone and
are due & payable three business days after the purchase date. The minimum here is $100, but less may be accepted under special circumstances.
                                       6

Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Accounts: Persons who earn compensation and are not act-ive participants nor have a spouse who is an active participant in an employee maintained retirement plan may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000.00 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $4,000.00 if you have a spouse who earns no compensation during the taxable year. A separate and in-dependent Spousal IRA must be maintained.

You may begin to make withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, or withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open a Matthew 25 Fund IRA. There is a $40.00 an-nual trustee fee for IRA's with a balance less than $5,000. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within seven days of their estab-lishment, without penalty.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption when certificates have not been issued. When cer-tificates have been issued then certificates need to accompany a request for re-demption. In either case, proper endorsements guaranteed either by a national bank or member firm of the New York Stock Exchange will be required unless waived by management.

The redemption price is the net asset value per share next determined after not-ice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption & the difference should be treated by the shareholder as a capital gain or loss for income tax purposes.

Payment by the Fund will ordinarily be made within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The
                                       7
New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as deter-mined by the by the Securities and Exchange Commission or when the Securities And Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not practicable. The Fund intends to make payments in cash, to the extent possible, however the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions of portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with Rule 17E-1, if the Fund's President is also a reg-istered representative of a New York Stock Exchange or NASDAQ Member Firm, he may place orders through his concern at as low commission rates as possible but never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each transaction when a com-mission is generated at a brokerage firm which is affiliated with the Fund's President or Adviser and determine if the commission paid appears reasonable. In the event that the Board determines that any or all of the commissions paid are higher than what they determine as reasonable, then the Board will reduce the fees paid to the Adviser by an amount equal to the commissions deemed un-reasonable. This review must be done at least quarterly. The Fund's President may select other brokers who in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstances to determine the value of these services or the amount they might have reduced Ad-viser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with the President or Adviser at least semiannually.






















                                       8
                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          Independent Auditors' Report


To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc., including the schedule of investments in securities as of Decem-ber, 31 1996 and the related statement of operations for the year then ended, the statement of changes in net assets, the financial highlights and related ratios / supplemental data and performance summary for each of the periods indi-cated. These financial statements, financial highlights and related ratios / supplemental performance summary are the responsibility of the Fund's manage-ment. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios / supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, verified by examination and by cor-respondence with brokers. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements, the financial highlights and related ratios / supplemental data and performance summary referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc., as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights and related ratios / supplemental data for each of the periods indicated, in conformity with generally accepted accounting principles.


                      Landsburg Platt Reschiatore & Dalton

Philadelphia, Pennsylvania
January 31, 1997







                                       9
                             MATTHEW 25 FUND, INC.
                      Statement of Assets and Liabilities
                               DECEMBER 31, 1996


ASSETS

   Investments in securities at value (cost $1,284,033))             $ 1,387,309
   Cash                                                                   33,165
   Prepaid expenses                                                        1,000
   Receivable for dividends                                                  413
                                                                     -----------
        Total assets                                                 $ 1,421,887
                                                                     -----------

LIABILITIES

   Accrued expenses - affiliate                                      $       977
                                                                     -----------
        Total liabilities                                                    977
                                                                     -----------
COMMITMENTS & CONTINGENCIES                                               _

NET ASSETS: (Equivalent to $6.11 per share based on 232,440
  shares of capital stock outstanding.  $1,500,000 shares
  authorized, $.01 par value)                                        $ 1,420,910
                                                                     ===========


COMPOSITION OF NET ASSETS

  Shares of common stock                                                   2,324
  Paid in capital                                                      1,315,286
  Accumulated net investment income                                           24
  Net unrealized appreciation of investments                             103,276
                                                                     -----------

       Net assets, December 31, 1996                                 $ 1,420,910
                                                                     ===========



















  The accompanying notes are an integral part of these financial statements.
                                      10
                             MATTHEW 25 FUND, INC.
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1996

COMMON STOCKS: - 95.38%           Principal Amount  Historical Cost      Value
-----------------------           ----------------  ---------------   ----------
Banks - 10.00%
    Commonwealth Bancorp. Inc.          4,750         $   54,478      $   70,062
    Harris Savings Bank                 3,950             68.762          72,087
                                                      ----------      ----------
                                                         123,240         142,149
                                                      ----------      ----------
Entertainment - 15.17%
    Walt Disney Co.                     3,090            200,658         215,528
                                                      ----------      ----------
                                                         200,658         215,528
                                                      ----------      ----------
Insurance - 24.97%
    Federal Home Loan Mortgage Co.      3,215            306,390         354,856
                                                      ----------      ----------
Manufacturing - 12.63%
    Rubbermaid, Inc.                    6,050            148,336         136,881
    Stride Rite                         2,000             16,537          20,000
    Wm. Wrigley Jr. Co. Class B           400             20,580          22,500
                                                      ----------      ----------
Mutual Fund Investment Adviser - 5.13%
    Franklin Resources                  1,065             67,774          72,819
                                                      ----------      ----------
                                                          67,774          72,819
                                                      ----------      ----------
Miscellaneous - 4.59%
    Berkshire Hathaway                      1             30,600          34,100
    Berkshire Hathaway, Class B            28             30,738          31,136
                                                      ----------      ----------
Retail - 4.83%
    Home Depot, Inc.                    1,370             65,669          68,671
                                                      ----------      ----------
Tobacco - 5.00%
    UST Inc.                            2,195             69,193          71,063
                                                      ----------      ----------
                                                          69,193          71,063
                                                      ----------      ----------
Telecommunications - 7.92%
    MCI Communications                  2,215             67,741          72,264
    TCI Satellite Ent.,Inc. Class B       215                215           2,150
    Telecommunications, Inc. Ser. B     2,875             42,332          38,094
                                                      ----------      ----------
                                                         110,288         112,508
                                                      ----------      ----------
Total Common Stock                                    $1,252,231      $1,355,237
PREFERRED STOCKS: - 2.26%
-----------------
  Telecommunications, Inc. (Conv.)        825             32,802          32,072
                                                      ----------      ----------
                                                          32,802          32,072
                                                      ----------      ----------
TOTAL SECURITIES                                      $1,284,033      $1,387,309
----------------                                      ==========      ==========
  The accompanying notes are an integral part of these financial statements.
                                       11
                             MATTHEW 25 FUND, INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Dividends                                                           $   7,293
   Interest                                                                1,459
                                                                       ---------
         Total investment income                                           8,752
                                                                       ---------

EXPENSES:
   Capital stock taxes                                                       406
   Directors expense                                                       2,048
   Insurance                                                                 658
   Investment advisory fee                                                   959
   Miscellaneous expenses                                                    310
   Registration & filing fees                                              2,182
                                                                       ---------
        Total Expenses                                                     6,563
                                                                       ---------

INVESTMENT INCOME - NET:                                                   2,189
                                                                       ---------
NET REALIZED GAIN ON SECURITY TRANSACTIONS:                                  538

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS:                     99,868
                                                                       ---------
NET GAIN ON INVESTMENTS:                                                 100,406
                                                                       ---------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                  $ 102,595
                                                                       =========
























   The accompanying notes are an integral part of these financial statements.
                                       12
                             MATTHEW 25 FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
                                                           For the period from
                                                           October 26, 1995
                                                           (commencement of
                                       For the year ended  operations) through
                                       December 31,1996    December 31, 1995
                                       ------------------  ---------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
----------------

Investment income (loss) - net            $    2,189            $     (200)

Net realized gain on securities                  538                     0
transactions

Net change in unrealized appreciation
of investments                                99,868                 3,408
                                       ------------------  ---------------------
Net Increase in net assets from
operations                                   102,595                 3,208
                                       ------------------  ---------------------
Distributions to shareholders from -

Investment income-net                         (1,965)                    0
Net realized gain on investments                (538)                    0

Capital share transactions                 1,214,611                 2,999
                                       ------------------  ---------------------
 Net increase in net assets                1,314,703                 6,207
                                       ------------------  ---------------------

NET ASSETS:
-----------
 Beginning of period                         106,207               100,000
                                       ------------------  ---------------------
 End of period (including undistributed
 investment income of $224 and $0
 respectively)                            $1,4290,910           $  106,207
                                       ==================  =====================
















   The accompanying notes are an integral part of these financial statements.
                                       13
                             MATTHEW 25 FUND, INC.
                       Notes to the Financial Statements
                                December 31, 1996



NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Matthew 25 Fund, Inc. (the "Fund") was incorporated on August 28, 1995 and com-menced operations on October 26, 1995. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The following is a summary of significant accounting policies consis-tently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales prices as reported by the princi-pal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short-term investments are valued at cost, approximately market value.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to shareholders

The Fund intends to distribute to shareholders substantially all of its net in-vestment income, if any, and net realized capital gains, if any, at year end.

Organizational costs

Organizational costs were borne by the Fund's Investment Adviser.

Registration fees

Registration fees were borne by the Fund's Investment Adviser.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is re-corded on the ex-dividend date and interest income is recorded on an accrual ba-sis.




                                       14
Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contin-gent assets and liabilities at the date of the financial statements and the re-ported amounts of income and expenses during the reporting period. Actual re-sults could differ from those estimates.


NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with The Matthew 25 Management Corp., (M25M), whereby M25M receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Matthew 25 Management corporation has agreed to decrease the investment advisory fee or, if necessary, to reimburse the fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The Matthew 25 Management Company has agrred to irrevocably waive any and all rights to its management fee that would otherwise be due from Matthew 25 Fund, Inc. for the year 1996.

The Fund paid a total of $959 in advisory fees in 1996 to its former investment adviser, Valley Forge Management Corporation during 1996.

The Fund has a total accrued expense of $977 at yearend which represents amounts due to Matthew 25 Management Corporation for director's fees of $594 to its former Directors and certain printing costs of the prospectus totaling $383 which were for the benefit of the Fund by Matthew 25 Management Corporation.

Mr. Mark Mulholland is the sole owner, director and officer of M25M and is also president of the Fund.

In addition Mr. Mulholland is a broker at Boenning and Scattergood, Inc. During the year ended December 31, 1996, the Fund paid brokerage commission of $9,909 to Boenning & Scattergood, Inc. Boenning & Scattergood, Inc. is not otherwise associated with Matthew 25 Management Corporation and is not responsible for any of the investment advice rendered to the Fund by Matthew 25 Management Corpora-tion or Mr. Mulholland.



NOTE 3 INVESTMENTS

For the year ended December 31, 1996, purchases and sales of investment securi-ties other than short-term investments aggregated $1,210,156 and $11,815, re-spectively. The gross unrealized appreciation for all securities totaled $119,699 and the gross unrealized depreciation for all securities totaled $16,423, or a net unrealized appreciation of $103,276. The aggregate cost of securities for federal income tax purposes at December 31, 1996 was $1,284,033.







                                       15
NOTE 4 CAPITAL SHARE TRANSACTIONS

As of December 31, 1996 there were 1,500,000 shares of $ 0.01 par value capital stock authorized and capital paid in aggregated $1,317,610.

Transactions in capital stock were as follows:
                                                       For the  period  from Oc-
                                                       tober 26, 1995 (commence-
                              For the year ended       ment    of   operations )
                              December 31, 1996.       through December 31, 1995
                            Shares          Amount      Shares           Amount
                           --------      -----------   --------         --------

Shares Sold*                211,526       $1,212,608        590         $  2,999
Shares issued in rein-          403            2,503          0                0
 vestment of dividends
Shares redeemed                 (80)            (500)         0                0
                           --------       ----------   --------         --------
Net increase                211,849       $1,214,611        590         $  2,999
                           ========       ==========   ========         ========


NOTE 5 DISTRIBUTIONS TO SHAREHOLDERS

On December 30, 1996 a distribution of $.008 per share aggregating $1,965 was paid to shareholders of record on that date from net investment income and $.002 per share aggregating $538 was paid to shareholders of record on that date from net capital gains.

NOTE 6 OTHER

At December 31, 1996, the Fund had a net operating loss carryforwards of $200 which will expire in 2010. If not utilized by then, the loss will be charged against paid in capital.

























                                       16
                              MATTHEW 25 FUND, INC.
           FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
                 For a Share Outstanding throughout each Period


                                                       For the  period  from Oc-
                                                       tober 26, 1995 (commence-
                              For the year ended       ment    of   operations )
                              December 31, 1996.       through December 31, 1995
                           ------------------------    -------------------------

Net asset value, begin-           $      5.16                 $      5.00
 ning of period

Income from investment
 operations

  Net investment income                   .01                        (.01)


  Net gains or (losses)
   on securities both
   realized & unrealized                  .95                         .17
                                  -----------                 -----------
Total from investment             $      6.12                 $      5.16
 operations

Less distributions:
 Dividends (from net
 investment income)                      (.01)                        -

 Distributions (from
 capital gains)                          (.00)                        -
                                  -----------                 -----------

Net Asset value, end of
period                            $      6.11                 $      5.16
                                  ===========                 ===========
Total return                            18.63%                      17.43%*

Net assets, end of period         $ 1,420,910                 $   106,207

Ratio of expenses to av-                1.34%                       2.00%*
 erage net assets

Ratio of net investment
 income to average net
 assets                                  .44%                        .96%*

Portfolio turnover rate                 2.52%                          0%

Average commission per share      $   0.2233                         N/A


*annualized
N/A - Disclosure not applicable to prior periods


   The accompanying notes are an integral part of these financial statements.
                                       17
                                   FORM N-1A
                         PART C - OTHER INFORMATION


    Contents                                       Page #

1.  Financial Statements & Exhibits                   1 - 3

2.  Control Persons                                   3

3.  Number of Shareholders                            3

4.  Indemnification                                   3

5.  Activities of Investment Adviser                  3

6.  Principal Underwriters                            3

7.  Location of Accounts & Records                    3

8.  Management Services                               3

9.  Distribution Expenses                             3

10. Undertakings                                      3

11. Auditor's Consent                                 4

12. Signatures                                        5



Exhibits

  Articles of Incorporation                           3 i

  By-Laws                                             3 ii

  Investment Advisery Contract                       10 i

  Reimbursement Agreements - Officers/Directors      10 ii

  Opinion of Counsel Concerning Fund Sscurities      99.1
















                                       i


1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1995. All other financial statements are presented in Part B. These include:

       Statement of Assets & Liabilities               December 31, 1996
       Schedule of Investments in Securities           December 31, 1996
       Statement of Operations                         December 31, 1996
       Statement of Changes in Net Assets              December 31, 1995
       Statement of Changes in Net Assets              December 31, 1996
       Notes to Financial Statements                   December 31, 1996

       A post-effective amendment containing reasonably current financial state-ments which will not be certified will be filed with the Securities & Ex-change Commission within 4 to 6 months of the effective date of this fil-ing.

   b. Exhibits

     1.      (3.i)    Articles of Incorporation
     2.      (3.ii)   By-Laws
     3.               Not applicable
     4.               Not applicable
     5.      (10.1)   Investment Advisory Contract
     6.               Not applicable
     7.      (10.2)   Reimbursement Agreements with Officers and/or Directors
     8.               Not applicable
     9.               Not applicable
    10.      (99.1)   Opinion of Counsel Concerning Fund Securities
    11.               Not applicable
    12.               Not applicable
    13.               Not applicable
    14.               Not applicable
    15.               Not applicable

         All exhibits believed to be applicable to the Fund are incorporated by reference to pre-effective amendment no. 1 of the Securities Act of 1933 except exhibit 10.1 which is incorporated by reference to post-effective amendment no. 2

     16. Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the fund over a period of years, assuming reinvestment of any dividends and capital gains distributions, and are calculated pursuant to the following formula:
                        T=n(square root of ERV/P) - 1

         (where P=a hypothetical initial payment of $1,000, T=the average an-nual total return, n=the number of years, and ERV=the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period).






                                       1
     17. Financial Data Schedule
        Item Number             Item Description
        6-03-                   Investments - costs                   $1,284,033
        6-04-4                  Investments                           $1,387,309
        6-04-6                  Receivables                           $      413
        6-04-8                  Other assets                          $    1,000
        **                      Balancing amt. to total assets
        6-04-9                  Total assets                          $1,421,887
        6-04-                   Accounts payable                      $      977
        6-04-13                 Senior L/T debt
        **                      Balancing amt. to tot. liab.
        6-04-14                 Total liabilities                     $      977
        6-04-16                 Senior equity securities              $    2,324
        6-04-16                 Paid-in-capital common                $1,315,286
        6-04-16                 No. of shares - current                  232,440
        6-04-16                 No. of shares - prior                     20,590
        6-04-17(a)              Accumulated undistributed net         $       24
        **                      investment income(current)
        **                      over distribution of net                   1.06%
        **                      investment income
        6-04-17(b)              Accumulated undistributed net
        **                      realized gains (losses)
        **                      over distribution of net
        **                      realized gains
        6-04-17(c)              Accumulated net unrealized            $  103,276
        **                      appreciation (depreciation)
        6-04-19                 Net assets                            $1,420,910
        6-07-1(a)               Dividend income                       $    7,293
        6-07-1(b)               Interest income                       $    1,459
        6-07-1(c)               Other income
        6-07-02                 Expenses - net                        $    6,563
        6-07-06                 Net investment income(loss)           $    2,189
        6-07-7(a)               Realized gains(losses) on             $      538
        **                      investments
        6-07-7(b)               Net increase(decrease) in             $   99,868
        **                      appretiation(depreciation)
        6-07-09                 Net increase(decrease) in             $  102,595
        **                      net assets resulting from
        **                      operations
        6-09-2                  Net equalization charges
        **                      and credits
        6-09-3(a)               Distributions from net                $    1,965
        **                      investment income
        6-09-3(b)               Distributions from                    $      538
        **                      realized gains
        6-09-3(c)               Distributions from
        **                      other sources
        6-09-4(b)               Number of shares sold                    211,526
        6-09-4(b)               Number of shares redeemed                     80
        6-09-4(b)               Number of shares issued -                    403
        **                      reinvestment
        6-09-5                  Total increase(decrease)                 211,849
        6-09-7                  Accumulated undistributed                  (200)
        **                      net investment income(prior)
        6-09-7(b)               Accumulated undistributed
        **                      net realized gains(prior)
        **                      Overdistribution of net
        **                      investment income(prior)
        **                      Overdistribution of net
        **                      realized gains(prior)
                                       2
                                Form N-1A
        3(a)                    NAV/share - beginning                       5.16
        3(a)                    Net investment income/share                  .01
        3(a)                    Net realized & unrealized                    .95
        **                      gain(loss)/share
        3(a)                    Dividends/share - investment income        (.01)
        3(a)                    Distributions/share - realized gains
        3(a)                    Per share returns of capital
        **                      and other distributions
        3(a)                    NAV/share - ending                          6.11
        3(a)                    Ratio of expenses to                       1.34%
        **                      average net assets
        3(b)                    Average debt outstanding
        3(b)                    Average debt outstanding/share

2.    Control Persons - Not applicable

3. Number of Shareholders -There are 118 shareholders of the Matthew 25 Fund, Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The Matthew 25 Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contract currently effective with the Matthew 25 Fund, Inc. Mr. Mark Mulholland, is the sole proprietor of the Investment Adviser. He is also a Stockbroker with Boenning & Scattergood, Inc.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate headquarters - 605 Cloverly Avenue Jenkintown, PA 19046 - with the excep-tion of security certifications which are in a safe deposit box at the Abington Savings Bank 180 Old York Rd. Jenkintown, PA 19046

8.    Management Services - Not applicable

9.    Distribution Expenses - The fund currently bears no distribution expenses.

10.   Undertakings - Not applicable





                                       3

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT

We consent to the inclusion by reference to Post Effective Amendment No. 3 on form N-1A of Matthew 25 Fund, Inc. of our report dated January 31, 1997 on our examination of the Financial Statements of such company. We also consent to the reference to our firm in such Registration Statement.

Landsburg Platt Raschiatore & Dalton
May 16, 1997










































                                       4



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Borough of Jenkintown of the State of Pennsylvania, on June 1, 1997.


                                                  MATTHEW 25 FUND, INC.


                                                  Mark Mulholland,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Mark Mulholland            President, CEO and Director                6-1-97

Steven D. Buck             Director                                   6-1-97

Dr. Philip J. Cinelli      Director                                   6-1-97

Samuel B. Clement          Director                                   6-1-97

Linda Guendelsberger       Secretary and Director                     6-1-97

Scott A. Satell            Director                                   6-1-97



















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